Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Air Freight & Logistics
United Parcel Service, Inc. - Cl. B	166,234	$27,993,806	3.23%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	52,632	18,317,515	2.11

Application Software
Adobe, Inc.*	61,766	30,890,412	3.56

Automobile Manufacturers
Tesla, Inc.*	19,036	13,433,134	1.55

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	132,379	31,003,162	3.57
Square, Inc. - Cl. A*	116,954	25,453,868	2.94
Visa, Inc. - Cl. A	234,385	51,267,031	5.91
		107,724,061	12.42
Financial Exchanges & Data
S&P Global, Inc.	60,179	19,782,643	2.28

Footwear
NIKE, Inc. - Cl. B	180,748	25,570,420	2.95

Health Care Equipment
Danaher Corporation	105,369	23,406,670	2.70
DexCom, Inc.*	20,410	7,545,985	0.87
Intuitive Surgical, Inc.*	22,515	18,419,521	2.12
		49,372,176	5.69
Interactive Media & Services
Alphabet, Inc. - Cl. A*	22,894	40,124,940	4.62
Facebook, Inc. - Cl. A*	121,838	33,281,268	3.84
Snap, Inc. - Cl. A*	195,686	9,797,998	1.13
		83,204,206	9.59
Internet & Direct Marketing Retail
Amazon.com, Inc.*	19,268	62,754,527	7.24

Metal & Glass Containers
Ball Corporation	160,448	14,950,545	1.72

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
The Walt Disney Company*	228,662	$41,428,981	4.78%

Restaurants
Chipotle Mexican Grill, Inc.*	15,789	21,894,764	2.52
McDonald’s Corporation	39,956	8,573,759	0.99
Starbucks Corp.	338,934	36,259,159	4.18
		66,727,682	7.69
Semiconductor Equipment
Lam Research Corporation	47,205	22,293,505	2.57

Semiconductors
NVIDIA Corporation	59,664	31,156,541	3.59

Specialized REITs
Crown Castle International Corp.	119,765	19,065,390	2.20

Specialty Chemicals
The Sherwin-Williams Company	43,393	31,889,950	3.68

Systems Software
Microsoft Corporation	251,948	56,038,274	6.46
ServiceNow, Inc.*	65,790	36,212,790	4.18
		92,251,064	10.64
Technology Hardware, Storage & Peripherals
Apple, Inc.	467,544	62,038,413	7.15

Trucking
Uber Technologies, Inc.*	500,723	25,536,873	2.94

TOTAL COMMON STOCKS
(Cost $414,534,471)		846,381,844	97.58

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	22,802,026	$22,802,026	2.63%

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,802,026)		22,802,026	2.63

TOTAL INVESTMENTS
(Cost $437,336,497)		869,183,870	100.21

Liabilities, Less Cash and Other Assets		(1,858,010)	(0.21)

NET ASSETS		$867,325,860	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Air Freight & Logistics
United Parcel Service, Inc. - Cl. B	47,057	$7,924,399	1.73%

Apparel Retail
Burlington Stores, Inc.*	40,848	10,683,794	2.33

Application Software
Adobe, Inc.*	27,703	13,854,824	3.02

Automobile Manufacturers
Tesla, Inc.*	16,661	11,757,168	2.56

Data Processing & Outsourced Services
Mastercard, Inc. - Cl. A	63,757	22,757,424	4.95
PayPal Holdings, Inc.*	70,660	16,548,572	3.60
Square, Inc. - Cl. A*	74,594	16,234,638	3.53
Visa, Inc. - Cl. A	81,819	17,896,270	3.90
		73,436,904	15.98
Financial Exchanges & Data
Moody’s Corp.	17,693	5,135,216	1.12
S&P Global, Inc.	25,935	8,525,613	1.85
		13,660,829	2.97
Health Care Equipment
Danaher Corporation	45,129	10,024,956	2.18
Edwards Lifesciences Corp.*	72,371	6,602,406	1.44
IDEXX Laboratories, Inc.*	9,934	4,965,709	1.08
Intuitive Surgical, Inc.*	12,084	9,885,920	2.15
		31,478,991	6.85
Interactive Home Entertainment
Sea Ltd. ADR*	49,937	9,939,960	2.16

Interactive Media & Services
Alphabet, Inc. - Cl. A*	8,732	15,304,053	3.33
Facebook, Inc. - Cl. A*	52,337	14,296,375	3.11
Snap, Inc. - Cl. A*	279,933	14,016,245	3.05
		43,616,673	9.49
Internet & Direct Marketing Retail
Amazon.com, Inc.*	9,114	29,683,660	6.46

	Number of Shares	Value	Percent of Net Assets
Life Sciences Tools & Services
Mettler-Toledo International, Inc.*	8,483	$9,667,906	2.10%

Movies & Entertainment
Spotify Technology S.A.*	13,758	4,329,092	0.94
The Walt Disney Company*	101,289	18,351,541	4.00
		22,680,633	4.94
Personal Products
The Estee Lauder Companies, Inc. – Cl. A	43,996	11,711,295	2.55

Pharmaceuticals
Zoetis, Inc.	89,275	14,775,013	3.22

Research & Consulting Services
CoStar Group, Inc.*	5,308	4,906,078	1.07

Restaurants
Chipotle Mexican Grill, Inc.*	9,822	13,620,265	2.97
Starbucks Corp.	140,613	15,042,779	3.27
		28,663,044	6.24
Semiconductors
NVIDIA Corporation	18,486	9,653,389	2.10

Specialized REITs
Crown Castle International Corp.	26,974	4,293,991	0.93

Specialty Chemicals
The Sherwin-Williams Company	18,996	13,960,350	3.04

Systems Software
Microsoft Corporation	111,892	24,887,019	5.42
ServiceNow, Inc.*	21,274	11,709,848	2.55
		36,596,867	7.97
Technology Hardware, Storage & Peripherals
Apple, Inc.	248,007	32,908,049	7.16

Trucking
Uber Technologies, Inc.*	269,342	13,736,442	2.99

TOTAL COMMON STOCKS
(Cost $225,510,545)		449,590,259	97.86

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	12,000,854	$12,000,854	2.61%

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,000,854)		12,000,854	2.61

TOTAL INVESTMENTS
(Cost $237,511,399)		461,591,113	100.47

Liabilities, Less Cash and Other Assets		(2,169,229)	(0.47)

NET ASSETS		$459,421,884	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corporation	48,506	$6,422,194	1.80%

Apparel Retail
Burlington Stores, Inc.*	35,957	9,404,553	2.64

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	11,268	3,921,602	1.10

Application Software
Atlassian Corporation PLC - Cl. A*	42,007	9,824,177	2.76
C3.ai, Inc. - Cl. A*	1,000	138,750	0.04
Constellation Software, Inc.	5,185	6,732,964	1.89
Datadog, Inc. - Cl. A*	15,576	1,533,301	0.43
Guidewire Software, Inc.*	51,859	6,675,809	1.88
PTC, Inc.*	62,052	7,422,040	2.08
RealPage, Inc.*	84,965	7,412,347	2.08
The Descartes Systems Group, Inc.*	130,400	7,626,899	2.14
Topicus.com, Inc.* †	9,643	57,499	0.02
		47,423,786	13.32
Biotechnology
Exact Sciences Corporation*	39,238	5,198,643	1.46
Natera, Inc.*	37,954	3,777,182	1.06
		8,975,825	2.52
Construction Materials
Vulcan Materials Company	17,340	2,571,695	0.72

Data Processing & Outsourced Services
Global Payments, Inc.	44,029	9,484,727	2.67
Square, Inc. - Cl. A*	53,989	11,750,166	3.30
WEX, Inc.*	38,002	7,734,547	2.17
		28,969,440	8.14
Diversified Support Services
Cintas Corp.	25,868	9,143,303	2.57

Education Services
Bright Horizons Family Solutions, Inc.*	44,346	7,671,415	2.15

Electrical Components & Equipment
AMETEK, Inc.	48,635	5,881,917	1.65

	Number of Shares	Value	Percent of Net Assets
Electronic Components
Amphenol Corp. - Cl. A	56,395	$7,374,774	2.07%

Electronic Equipment & Instruments
Cognex Corporation	95,603	7,675,487	2.16
Novanta, Inc.*	42,470	5,020,803	1.41
		12,696,290	3.57
Financial Exchanges & Data
MSCI, Inc.	14,888	6,647,939	1.87

General Merchandise Stores
Ollie’s Bargain Outlet Holdings, Inc.*	54,113	4,424,820	1.24

Health Care Equipment
DexCom, Inc.*	14,552	5,380,165	1.51
IDEXX Laboratories, Inc.*	17,270	8,632,755	2.43
Insulet Corp.*	21,643	5,532,600	1.55
Intuitive Surgical, Inc.*	6,355	5,199,026	1.46
Teleflex, Inc.	4,199	1,728,182	0.49
		26,472,728	7.44
Health Care Supplies
The Cooper Companies, Inc.	19,474	7,075,294	1.99

Health Care Technology
GoodRx Holdings, Inc. - Cl. A*	44,565	1,797,752	0.51
Teladoc Health, Inc.*	10,175	2,034,593	0.57
		3,832,345	1.08
Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	48,648	4,516,967	1.27

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.	67,365	7,495,030	2.11

Interactive Media & Services
Snap, Inc. - Cl. A*	429,682	21,514,178	6.04

Internet Services & Infrastructure
Okta, Inc.*	7,187	1,827,367	0.52
Twilio, Inc. - Cl. A*	30,104	10,190,204	2.86
		12,017,571	3.38

	Number of Shares	Value	Percent of Net Assets
Life Sciences Tools & Services
Adaptive Biotechnologies Corporation*	90,038	$5,323,947	1.50%
Avantor, Inc.*	222,919	6,275,170	1.76
Mettler-Toledo International, Inc.*	4,141	4,719,415	1.33
Repligen Corp.*	22,893	4,386,985	1.23
		20,705,517	5.82
Metal & Glass Containers
Ball Corporation	72,399	6,746,139	1.89

Movies & Entertainment
Spotify Technology S.A.*	5,621	1,768,704	0.50

Real Estate Services
FirstService Corporation	63,800	8,732,215	2.45

Regional Banks
First Republic Bank	51,040	7,499,307	2.11

Research & Consulting Services
CoStar Group, Inc.*	10,588	9,786,276	2.75
Verisk Analytics, Inc.	22,774	4,727,655	1.33
		14,513,931	4.08
Restaurants
Chipotle Mexican Grill, Inc.*	3,860	5,352,701	1.50

Semiconductor Equipment
Lam Research Corporation	23,981	11,325,507	3.18

Semiconductors
Marvell Technology Group Ltd.	127,202	6,047,183	1.70
Microchip Technology, Inc.	53,322	7,364,301	2.07
		13,411,484	3.77
Specialized Consumer Services
frontdoor, inc.*	56,422	2,832,949	0.80

Specialized REITs
SBA Communications Corporation - Cl. A	15,799	4,457,372	1.25

Trucking
Lyft, Inc. - Cl. A*	175,856	8,639,805	2.43

TOTAL COMMON STOCKS
(Cost $186,449,906)		350,439,297	98.45

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	6,232,295	$6,232,295	1.75%

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,232,295)		6,232,295	1.75

TOTAL INVESTMENTS
(Cost $192,682,201)		356,671,592	100.20

Liabilities, Less Cash and Other Assets		(706,665)	(0.20)

NET ASSETS		$355,964,927	100.00%

*	Non-income producing

†	Security valued at fair value as determined in good faith by Marsico Capital Management, LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The security is considered to be a Level 3 holding. The security was received as a result of a mandatory corporate action and is considered to be restricted and illiquid due to resale restrictions. At December 31, 2020, the value of the Fund’s restricted and illiquid securities was 0.016% of net assets.

See notes to schedule of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE*	3,460	$379,492	0.63%
BAE Systems PLC	99,600	665,761	1.10
Safran S.A.*	3,320	470,279	0.78
		1,515,532	2.51
Airlines
Wizz Air Holdings PLC*	5,381	335,843	0.56

Apparel, Accessories & Luxury Goods
adidas A.G.*	1,652	601,212	1.00
LVMH Moet Hennessy Louis Vuitton S.E.	1,065	664,710	1.10
		1,265,922	2.10
Application Software
Atlassian Corporation PLC - Cl. A*	2,606	609,465	1.01
Constellation Software, Inc.	288	373,982	0.62
SAP S.E.	4,964	650,211	1.08
The Descartes Systems Group, Inc.*	5,900	345,082	0.57
Topicus.com, Inc.* ††	535	3,190	0.01
Xero Ltd.*	5,957	674,278	1.12
		2,656,208	4.41
Asset Management & Custody Banks
Julius Baer Group Ltd.	12,810	737,953	1.22

Biotechnology
CSL Ltd.	1,898	414,367	0.69

Casinos & Gaming
Sands China, Ltd.	120,800	530,573	0.88

Communications Equipment
Telefonaktiebolaget LM Ericsson B Shares	33,906	402,375	0.67

Consumer Electronics
Sony Corporation	12,800	1,274,979	2.12

Data Processing & Outsourced Services
Adyen N.V.*	91	211,779	0.35
Mastercard, Inc. - Cl. A	1,709	610,010	1.01
Pagseguro Digital Ltd. - Cl. A*	8,252	469,374	0.78
		1,291,163	2.14

	Number of Shares	Value	Percent of Net Assets
Distillers & Vintners
Diageo PLC	16,152	$635,689	1.05%
Pernod Ricard S.A.	2,344	449,004	0.75
		1,084,693	1.80
Diversified Banks
BAWAG Group A.G.*	9,866	458,006	0.76
BNP Paribas S.A.*	18,661	982,674	1.63
HDFC Bank Ltd. ADR*	4,219	304,865	0.50
Sumitomo Mitsui Financial Group, Inc.	17,700	546,488	0.91
		2,292,033	3.80
Drug Retail
Zur Rose Group A.G.*	887	283,543	0.47

Electronic Equipment & Instruments
Keyence Corporation	1,400	786,403	1.30

Financial Exchanges & Data
Deutsche Boerse A.G.	6,667	1,134,155	1.88
Hong Kong Exchanges & Clearing Ltd.	4,900	268,625	0.45
London Stock Exchange Group PLC	2,783	342,822	0.57
		1,745,602	2.90
General Merchandise Stores
B&M European Value Retail S.A.	113,430	800,707	1.33
Dollarama, Inc.	11,269	459,294	0.76
		1,260,001	2.09
Health Care Equipment
Koninklijke Philips N.V.*	22,135	1,183,865	1.97
Olympus Corporation	30,100	657,795	1.09
Straumann Holding A.G.	269	313,423	0.52
		2,155,083	3.58
Health Care Supplies
Alcon, Inc.*	6,970	463,250	0.77

Human Resource & Employment Services
Recruit Holdings Company Ltd.	12,300	514,729	0.85

Industrial Conglomerates
Siemens A.G.	9,283	1,332,745	2.21

Industrial Gases
Air Liquide S.A.	3,611	592,228	0.98

Industrial Machinery
MISUMI Group, Inc.	20,500	672,050	1.12

	Number of Shares	Value	Percent of Net Assets
Integrated Oil & Gas
TOTAL S.E.	23,007	$992,160	1.65%

Integrated Telecommunication Services
Cellnex Telecom SA	26,115	1,567,095	2.60

Interactive Home Entertainment
Nintendo Co., Ltd.	1,400	892,567	1.48
Sea Ltd. ADR*	5,514	1,097,562	1.82
		1,990,129	3.30
Interactive Media & Services
Adevinta ASA*	39,242	659,049	1.09
Facebook, Inc. - Cl. A*	1,295	353,742	0.59
REA Group Ltd.	4,023	461,694	0.77
Scout24 A.G.	8,646	708,208	1.18
Tencent Holdings Ltd.	30,100	2,189,811	3.63
Z Holdings Corporation	128,600	777,665	1.29
		5,150,169	8.55
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	8,749	2,036,155	3.38
boohoo group plc*	116,929	548,459	0.91
MercadoLibre, Inc.*	185	309,915	0.51
		2,894,529	4.80
Internet Services & Infrastructure
GDS Holdings Ltd. ADR*	3,938	368,754	0.61
Shopify, Inc. - Cl. A*	305	345,245	0.57
		713,999	1.18
Life & Health Insurance
AIA Group Ltd.	59,400	727,899	1.21

Movies & Entertainment
Spotify Technology S.A.*	1,715	539,642	0.90

Multi-Line Insurance
AXA S.A.	31,639	754,174	1.25

Packaged Foods & Meats
Nestlé S.A.	15,111	1,779,592	2.95

Personal Products
L’Oreal S.A.	1,030	391,079	0.65
Unilever PLC	20,137	1,209,441	2.01
		1,600,520	2.66

	Number of Shares	Value	Percent of Net Assets
Pharmaceuticals
AstraZeneca PLC	11,475	$1,149,287	1.91%
Dechra Pharmaceuticals PLC	18,855	889,556	1.47
Novartis AG	16,308	1,540,906	2.56
Novo Nordisk A/S - Cl. B	8,922	624,806	1.04
Roche Holding AG	5,282	1,843,599	3.06
Takeda Pharmaceutical Company Ltd.	26,400	960,070	1.59
		7,008,224	11.63
Property & Casualty Insurance
Tokio Marine Holdings, Inc.	23,300	1,197,776	1.99

Real Estate Operating Companies
Aroundtown S.A.	98,870	739,201	1.23

Real Estate Services
FirstService Corporation	3,300	451,666	0.75

Reinsurance
Muenchener Rueckversicherungs-Gesellschaft AG	3,072	911,206	1.51

Research & Consulting Services
Experian PLC	12,210	463,681	0.77
RELX PLC	18,410	451,274	0.75
		914,955	1.52
Restaurants
Domino’s Pizza Enterprises Ltd.	9,065	605,777	1.01

Semiconductor Equipment
ASML Holding N.V.	2,740	1,330,728	2.21
Tokyo Electron Ltd.	1,700	632,221	1.05
		1,962,949	3.26
Semiconductors
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	3,729	406,610	0.67

Soft Drinks
Coca-Cola European Partners PLC	14,307	712,918	1.18

Specialty Chemicals
Akzo Nobel N.V.	6,011	645,186	1.07
Shin-Etsu Chemical Company Ltd.	4,500	786,209	1.31
Symrise A.G.	2,568	340,072	0.56
		1,771,467	2.94
Technology Hardware, Storage & Peripherals
Samsung Electronics Company Ltd. GDR 144A†	385	702,625	1.17

	Number of Shares	Value	Percent of Net Assets
Trucking
Uber Technologies, Inc.*	11,552	$589,152	0.98%

TOTAL COMMON STOCKS
(Cost $40,605,260)		60,291,709	100.06

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	90,771	90,771	0.15

TOTAL SHORT-TERM INVESTMENTS
(Cost $90,771)		90,771	0.15

TOTAL INVESTMENTS
(Cost $40,696,031)		60,382,480	100.21

Liabilities, Less Cash and Other Assets		(128,004)	(0.21)

NET ASSETS		$60,254,476	100.00%

*	Non-income producing

†	This security has been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2020, the total value of the Fund’s 144A securities was 1.16% of net assets.

††	Security valued at fair value as determined in good faith by Marsico Capital Management, LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The security is considered to be a Level 3 holding. The security was received as a result of a mandatory corporate action and is considered to be restricted and illiquid due to resale restrictions. At December 31, 2020, the value of the Fund’s restricted and illiquid securities was 0.005% of net assets.

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Argentina	$309,915	0.51%
Australia	2,091,303	3.46
Austria	458,006	0.76
Brazil	469,374	0.78
Canada	1,978,459	3.28
China/Hong Kong	6,121,817	10.14
Denmark	624,806	1.03
France	5,675,800	9.40
Germany	6,417,010	10.63
India	304,865	0.50
Japan	9,698,952	16.06
Netherlands	3,371,558	5.58
New Zealand	674,278	1.12
Norway	659,049	1.09
Singapore	1,097,562	1.82
South Korea	702,625	1.16
Spain	1,567,095	2.60
Sweden	942,017	1.56
Switzerland	7,298,109	12.09
Taiwan	406,610	0.67
United Kingdom	7,869,595	13.03
United States(1)	1,643,675	2.73
	$60,382,480	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE*	54,820	$6,012,644	1.99%
Safran S.A.*	41,229	5,840,101	1.94
		11,852,745	3.93
Apparel, Accessories & Luxury Goods
Hermes International	8,813	9,470,127	3.14
lululemon athletica, inc.*	22,202	7,726,962	2.56
		17,197,089	5.70
Application Software
Atlassian Corporation PLC - Cl. A*	26,520	6,202,232	2.06

Data Processing & Outsourced Services
Adyen N.V.*	2,583	6,011,269	1.99
PayPal Holdings, Inc.*	38,810	9,089,302	3.01
Square, Inc. - Cl. A*	45,259	9,850,169	3.27
Visa, Inc. - Cl. A	54,241	11,864,134	3.93
		36,814,874	12.20
Financial Exchanges & Data
S&P Global, Inc.	16,937	5,567,700	1.84

Industrial Gases
Linde PLC	22,354	5,890,503	1.95

Integrated Telecommunication Services
Cellnex Telecom SA	127,901	7,675,013	2.54

Interactive Home Entertainment
Sea Ltd. ADR*	55,674	11,081,910	3.67

Interactive Media & Services
Facebook, Inc. - Cl. A*	47,851	13,070,979	4.33
Scout24 A.G.	55,464	4,543,147	1.50
Tencent Holdings Ltd. ADR	182,973	13,153,929	4.36
		30,768,055	10.19
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	56,140	13,065,462	4.33
Amazon.com, Inc.*	5,302	17,268,243	5.72
		30,333,705	10.05

	Number of Shares	Value	Percent of Net Assets
Internet Services & Infrastructure
Okta, Inc.*	7,773	$1,976,363	0.66%
Shopify, Inc. - Cl. A*	7,744	8,765,821	2.90
Twilio, Inc. - Cl. A*	25,862	8,754,287	2.90
		19,496,471	6.46
Life Sciences Tools & Services
Lonza Group AG	9,117	5,857,618	1.94

Metal & Glass Containers
Ball Corporation	82,498	7,687,164	2.55

Movies & Entertainment
Spotify Technology S.A.*	27,910	8,782,161	2.91

Personal Products
L’Oreal S.A.	21,664	8,225,579	2.73

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	26,284	12,819,232	4.25

Semiconductors
NVIDIA Corporation	20,203	10,550,007	3.50
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	56,787	6,192,054	2.05
		16,742,061	5.55
Specialty Chemicals
The Sherwin-Williams Company	10,971	8,062,698	2.67

Systems Software
Microsoft Corporation	74,401	16,548,271	5.48
ServiceNow, Inc.*	14,466	7,962,520	2.64
		24,510,791	8.12
Technology Hardware, Storage & Peripherals
Apple, Inc.	104,964	13,927,673	4.61

Trucking
Uber Technologies, Inc.*	117,422	5,988,522	1.98

TOTAL COMMON STOCKS
(Cost $153,026,631)		295,483,796	97.90

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	6,791,135	$6,791,135	2.25%

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,791,135)		6,791,135	2.25

TOTAL INVESTMENTS
(Cost $159,817,766)		302,274,931	100.15

Liabilities, Less Cash and Other Assets		(445,507)	(0.15)

NET ASSETS		$301,829,424	100.00%

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$6,202,232	2.05%
Canada	8,765,821	2.90
China/Hong Kong	26,219,391	8.67
France	29,548,451	9.77
Germany	4,543,147	1.50
Netherlands	18,830,501	6.23
Singapore	11,081,910	3.67
Spain	7,675,013	2.54
Sweden	8,782,161	2.91
Switzerland	5,857,618	1.94
Taiwan	6,192,054	2.05
United Kingdom	5,890,503	1.95
United States(1)	162,686,129	53.82
	$302,274,931	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

●        Level 1 – quoted prices in active markets for identical investments

●        Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

●        Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The 21st Century Fund and the International Opportunities Fund received unlisted and resale-restricted shares as a result of a mandatory corporate action. Receipt of the restricted shares was the only Level 3 activity during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2020:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Communication Services	$124,633,187	$-	$-	$124,633,187
Consumer Discretionary	186,803,278	-	-	186,803,278
Financials	19,782,643	-	-	19,782,643
Health Care	49,372,176	-	-	49,372,176
Industrials	53,530,679	-	-	53,530,679
Information Technology	346,353,996	-	-	346,353,996
Materials	46,840,495	-	-	46,840,495
Real Estate	19,065,390	-	-	19,065,390
Short-term Investments	22,802,026	-	-	22,802,026
				$869,183,870
Marsico Growth Fund
Assets
Common Stocks
Communication Services	76,237,266	-	-	76,237,266
Consumer Discretionary	80,787,666	-	-	80,787,666
Consumer Staples	11,711,295	-	-	11,711,295
Financials	13,660,829	-	-	13,660,829
Health Care	55,921,910	-	-	55,921,910
Industrials	26,566,919	-	-	26,566,919
Information Technology	166,450,033	-	-	166,450,033
Materials	13,960,350	-	-	13,960,350
Real Estate	4,293,991	-	-	4,293,991
Short-term Investments	12,000,854	-	-	12,000,854
				$461,591,113
Marsico 21st Century Fund
Assets
Common Stocks
Communication Services	23,282,882	-	-	23,282,882
Consumer Discretionary	45,620,037	-	-	45,620,037
Financials	14,147,246	-	-	14,147,246
Health Care	67,061,709	-	-	67,061,709
Industrials	44,601,150	-	-	44,601,150
Information Technology	133,161,353	-	57,499	133,218,852
Materials	9,317,834	-	-	9,317,834
Real Estate	13,189,587	-	-	13,189,587
Short-term Investments	6,232,295	-	-	6,232,295
				$356,671,592
Marsico International Opportunities Fund
Assets
Common Stocks
Communication Services	$9,247,035	$-	$-	$9,247,035
Consumer Discretionary	7,831,781	-	-	7,831,781
Consumer Staples	5,461,266	-	-	5,461,266
Energy	992,160	-	-	992,160
Financials	8,366,643	-	-	8,366,643
Health Care	10,040,924	-	-	10,040,924
Industrials	5,875,006	-	-	5,875,006
Information Technology	8,919,142	-	3,190	8,922,332
Materials	2,363,695	-	-	2,363,695
Real Estate	1,190,867	-	-	1,190,867
Short-term Investments	90,771	-	-	90,771
				$60,382,480
Marsico Global Fund
Assets
Common Stocks
Communication Services	58,307,139	-	-	58,307,139
Consumer Discretionary	47,530,794	-	-	47,530,794
Consumer Staples	8,225,579	-	-	8,225,579
Financials	5,567,700	-	-	5,567,700
Health Care	5,857,618	-	-	5,857,618
Industrials	17,841,267	-	-	17,841,267
Information Technology	130,513,334	-	-	130,513,334
Materials	21,640,365	-	-	21,640,365
Short-term Investments	6,791,135	-	-	6,791,135
				$302,274,931

The Funds have determined that their investments in Level 3 securities are not material to their financial position or results of operations. At December 31, 2020, the value of the 21st Century Fund’s and the International Opportunities Fund’s Level 3 securities as a percentage of each Fund’s net assets was 0.016% and 0.005%, respectively.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2017-2021 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2020, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Global Fund
Cost of Investments	$437,605,564	$238,601,250	$192,682,994	$40,975,186	$160,136,464

Gross Unrealized Appreciation	$432,843,536	$223,379,117	$164,620,649	$19,656,062	$142,350,234
Gross Unrealized Depreciation	(1,265,230)	(389,254)	(632,051)	(248,768)	(211,767)

Net Unrealized Appreciation on Investments	$431,578,306	$222,989,863	$163,988,598	$19,407,294	$142,138,467

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.